Reconciliation of Beginning and Ending Amount of Unrecognized Tax Benefits (Detail) $ in Millions	12 Months Ended
Dec. 31, 2015 USD ($) [1]
Reconciliation of Unrecognized Tax Benefits [Line Items]
Beginning balance	$ 6.7
Additions based on tax positions related to current year	2.3
Additions for tax positions of prior years	4.7
Reductions for tax positions of prior years	(0.6)
Net, current activity	6.4
Ending balance	$ 13.1

[1]	Unrecognized state tax liabilities are not adjusted for the federal tax impact